Expense Example - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIP Asset Manager Growth Portfolio	Apr. 29, 2024 USD ($)
VIP Asset Manager Growth Portfolio - Service Class
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	918
VIP Asset Manager Growth Portfolio - Service Class 2
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	1,096
VIP Asset Manager Growth Portfolio - Initial Class
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798